Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments to extend credit
Off-Balance Sheet Risks [Abstract]
Financial instruments whose risk is represented by contract amounts	$ 811,957	$ 672,693
Standby letters of credit
Off-Balance Sheet Risks [Abstract]
Financial instruments whose risk is represented by contract amounts	$ 8,371	$ 9,208